Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
The following summarizes the change in goodwill for the three months ended March 31, 2016:

	Canada	Europe	MCI	Consolidated
	(In millions)
Balance at December 31, 2015	$551.4	$1,408.7	$23.2	$1,983.3
Business acquisition and disposition(1)	—	—	(0.6)	(0.6)
Foreign currency translation	35.4	10.9	(0.1)	46.2
Balance at March 31, 2016	$586.8	$1,419.6	$22.5	$2,028.9

Schedule of intangible assets excluding goodwill
The following table presents details of our intangible assets, other than goodwill, as of March 31, 2016:

	Useful life	Gross	Accumulated amortization	Net
	(Years)	(In millions)
Intangible assets subject to amortization:
Brands	3 - 50	$1,171.5	$(241.7)	$929.8
License agreements and distribution rights	3 - 28	137.6	(91.6)	46.0
Other	2 - 8	28.3	(27.3)	1.0
Intangible assets not subject to amortization:
Brands	Indefinite	3,212.7	—	3,212.7
Distribution networks	Indefinite	777.9	—	777.9
Other	Indefinite	17.5	—	17.5
Total		$5,345.5	$(360.6)	$4,984.9

The following table presents details of our intangible assets, other than goodwill, as of December 31, 2015:

	Useful life	Gross	Accumulated amortization	Net
	(Years)	(In millions)
Intangible assets subject to amortization:
Brands	3 - 50	$1,121.8	$(226.1)	$895.7
License agreements and distribution rights	3 - 28	135.1	(87.1)	48.0
Other	2 - 8	29.9	(28.6)	1.3
Intangible assets not subject to amortization:
Brands	Indefinite	3,052.2	—	3,052.2
Distribution networks	Indefinite	731.0	—	731.0
Other	Indefinite	17.5	—	17.5
Total		$5,087.5	$(341.8)	$4,745.7

Schedule of future amortization expense
Based on foreign exchange rates as of March 31, 2016, the estimated future amortization expense of intangible assets is as follows:

Fiscal year	Amount
(In millions)
2016 - remaining	$30.1
2017	$29.3
2018	$27.7
2019	$27.7
2020	$27.6